AXONIC STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.51%)
Financials (0.51%)
ACRES Commercial Realty Corp. REIT	91,094	$860,838
Ladder Capital Corp. REIT	358,960	4,020,352
PennyMac Financial Services, Inc. REIT	6,390	430,814
Redwood Trust, Inc. REIT	44,220	369,679
Rithm Capital Corp. REIT	13,206	124,269
TPG RE Finance Trust, Inc. REIT	96,958	844,504
		6,650,456
TOTAL COMMON STOCKS
(Cost $7,403,065)		6,650,456

PREFERRED STOCKS (2.41%)
Financials (2.41%)
ACRES Commercial Realty Corp., Series D, 7.88%(a)	200,000	4,224,000
Arbor Realty Trust, Series F, 6.25%(a)	200,000	4,052,000
Arbor Realty Trust, Series D, 6.38%(a)	200,000	4,082,000
Granite Point Mortgage Trust, Inc., Series A, 1D US SOFR + 5.83%(a)(b)	257,360	4,707,114
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(a)	183,991	3,560,226
MFA Financial, Inc., Series B, 7.50%(a)	28,261	578,503
New York Mortgage Trust, Inc., Series F, 6.88%(a)(b)	187,940	3,553,945
Ready Capital Corp., Series E, 6.50%(a)	18,013	361,523
Rithm Capital Corp., 3M US L + 5.80%(a)(b)	171,890	3,643,045
TPG RE Finance Trust, Inc., Series C, 6.25%(a)	160,000	2,744,000
		31,506,356
TOTAL PREFERRED STOCKS
(Cost $40,144,925)		31,506,356

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (15.71%)
Affirm Asset Securitization Trust, Series 2021-B, Class E(c)	4.61%	04/15/24	$4,200,000	$3,640,140
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,193,400
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	3,276,109	2,358,799
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	13,556,976	6,473,456
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	5,395,788	4,585,880
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	1,695,464
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	2,215,762	1,706,137
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	10,092,289	6,939,458
Clsec Holdings 22t LLC, Series 2021-1, Class C(c)	6.17%	11/10/28	7,167,102	5,733,682
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,148,330
CPS Auto Receivables Trust, Series 2021-D, Class E(c)	4.06%	11/15/25	7,868,000	6,840,439
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)	5.53%	11/17/25	3,170,000	2,864,729
Falcon Aerospace, Ltd., Series 2019-1, Class A(c)	3.60%	09/15/26	2,538,047	2,032,722
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	1,694,666	1,118,479
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	7.00%	01/25/25	2,000,000	1,764,800
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)	7.00%	07/25/23	12,000,000	11,716,800
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	9.00%	01/25/25	3,000,000	2,624,400
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,144,016

	Rate	Maturity Date	Principal Amount	Value
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	$8,000,000	$6,844,000
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	16,134,725	11,294,307
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	30,000,000	25,851,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	5,226,204	4,351,860
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(c)	5.27%	12/15/25	1,080,960	702,624
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,766,170	1,413,289
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(c)	4.70%	07/15/26	2,483,333	1,490,000
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	5,583,474	4,411,503
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(c)	4.46%	11/15/26	7,082,262	4,603,470
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	16,633,502	11,976,122
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,032,280
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	2,383,500
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	7,972,137	6,616,873
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	3,546,412	2,269,704
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,133,750	3,850,312
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D(c)	6.26%	03/20/26	12,000,000	11,131,200
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,250,110
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	2,631,687	2,131,404
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,109,687
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,197,106
Start II, Ltd., Series 2019-1, Class B(c)	5.10%	03/15/26	2,282,749	1,666,407
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	4,734,700	3,551,025
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	10,349,711	8,279,769
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(c)(d)	5.07%	09/15/38	3,491,964	2,095,179
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	5,488,586
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	6,963,966	4,526,578

TOTAL ASSET-BACKED SECURITIES
(Cost $257,225,535)				205,099,026

BANK LOANS (1.71%)
BRE Select Service(e)	3M US L + 13.65%		13,167,773	13,105,215
Copper Hill Sportsmans RT	4.25%	02/01/27	7,209,732	6,575,564
UTEX-DEFEASED(e)	1M US L + 6.36%		2,602,153	2,602,153

TOTAL BANK LOANS
(Cost $22,245,012)				22,282,932

COMMERCIAL MORTGAGE-BACKED SECURITIES (25.61%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(b)(c)	1M US L + 3.20%	03/15/34	11,000,000	10,109,000
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class F(b)(c)	1M US SOFR + 4.96%	01/15/24	2,515,229	2,304,453
Barclays Commercial Mortgage Securities LLC Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	5,223,000	2,766,101
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	12,161,000	8,494,459
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/23	15,300,000	12,735,720
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/23	8,500,000	6,426,850
Beast Mortgage Trust, Series 2021-1818, Class F(b)(c)	1M US L + 4.45%	03/15/26	3,125,000	2,995,625

	Rate	Maturity Date	Principal Amount	Value
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	$14,000,000	$13,290,200
BX Trust, Series 2019-ATL, Class G(b)(c)	1M US L + 3.49%	10/15/36	8,242,707	7,523,119
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	04/15/24	4,600,000	4,136,780
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,065,761
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	17,702,466
CFK Trust, Series 2020-MF2, Class E(b)(c)	3.46%	03/15/27	6,000,000	4,767,600
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class F(b)(c)	3.54%	07/15/26	11,700,000	8,928,270
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	6,311,003	4,502,901
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	3,043,424	2,494,826
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	11,500,000	10,054,450
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2(b)(c)	30D US SOFR + 4.00%	11/25/51	14,086,000	12,477,379
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)(f)	1.38%	12/25/24	40,753,413	709,109
FREMF Mortgage Trust, Series 2016-K722, Class D(c)(g)	0.00%	05/25/23	16,711,242	16,268,394
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	1M US L + 5.00%	10/25/26	3,251,706	3,198,703
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	1M US L + 6.00%	06/25/25	20,727,194	20,273,269
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	0.87%	07/25/29	34,277,539	1,257,304
FRESB Mortgage Trust, Series 2020-SB76, Class X1(b)(f)	1.18%	05/25/30	12,997,085	512,743
FRESB Mortgage Trust, Series 2020-SB77, Class X1(b)(f)	0.89%	06/25/27	17,526,453	599,328
FRESB Mortgage Trust, Series 2020-SB78, Class X1(b)(f)	1.14%	06/25/30	29,569,562	1,248,046
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	1.09%	07/25/40	15,692,603	604,716
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	1.12%	09/25/30	59,521,912	2,896,872
FRESBMortgage Trust, Series 2020-SB81, Class X1(b)(f)	1.04%	10/25/30	19,551,885	883,771
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.07%	10/25/40	47,509,762	1,861,062
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.87%	01/25/41	29,396,004	1,126,384
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.51%	01/25/31	28,757,859	761,695
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.58%	03/16/59	74,592,011	3,013,517
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	3,000,000	2,789,700
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(b)(c)	1M US L + 1.83%	08/05/34	29,946,257	29,047,869
Hudsons Bay Simon JV Trust, Series, Class A10, Series 2015-HB10, Class A10(c)	4.15%	08/05/34	2,214,207	1,994,779
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	7,186,548	6,847,343
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(b)	6.67%	02/15/51	16,535,669	16,459,605
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	7.06%	02/12/51	3,799,323	2,012,881
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/24	8,311,000	7,184,028
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M US L + 5.80%	12/15/23	2,600,000	2,384,200
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	10,000,000	9,277,000
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M US SOFR + 5.13%	03/15/27	12,600,000	12,034,260

	Rate	Maturity Date	Principal Amount	Value
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	$20,671,674	$20,363,049
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M US SOFR + 5.00%	02/15/24	10,899,872	10,124,892
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	333,400	270,760
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(b)(c)	6.30%	02/25/28	405,946	326,722
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,628,586	1,381,895
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(c)	4.73%	08/25/28	329,001	286,521
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(b)(c)	5.69%	02/25/50	1,197,981	1,004,690
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	2,214,707	1,503,675
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	705,634	525,711
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.84%	06/25/32	3,967,716	3,249,302
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.84%	08/25/33	2,352,261	1,902,397
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.85%	04/25/52	3,750,383	3,171,699
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M US L + 4.50%	01/18/37	10,000,000	9,302,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $380,051,889)				334,435,851

CONVERTIBLE CORPORATE BONDS (5.77%)
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	18,396,000	18,053,834
MFA Financial, Inc.	6.25%	06/15/24	29,624,000	28,444,965
PennyMac Corp.	5.50%	11/01/24	1,500,000	1,404,750
PennyMac Corp.	5.50%	03/15/26	6,346,000	5,774,860
Redwood Trust, Inc.	4.75%	08/15/23	2,032,000	2,016,557
Redwood Trust, Inc.	5.63%	07/15/24	5,763,000	5,444,882
RWT Holdings, Inc.	5.75%	10/01/25	16,800,000	14,170,800

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $78,213,105)				75,310,648

CORPORATE BONDS (2.48%)
ACRES Commercial Realty Corp.	5.75%	08/15/26	2,000,000	1,870,000
Ambac Assurance Corp.(a)(c)	5.10%	02/12/55	2,079,758	3,026,047
Apollo Commercial Real Estate Finance, Inc.(c)	4.63%	06/15/29	7,000,000	5,792,500
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,038,050
Rithm Capital Corp.(c)	6.25%	10/15/25	18,835,000	17,634,269

TOTAL CORPORATE BONDS
(Cost $34,297,367)				32,360,866

RESIDENTIAL MORTGAGE-BACKED SECURITIES (22.81%)
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	07/25/23	810,147	779,006

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2005-11CB, Class 3A2(b)	1M US L + 0.50%	06/25/35	$889,426	$677,616
Alternative Loan Trust, Series 2005-79CB, Class A1(b)	1M US L + 0.55%	01/25/36	1,584,127	849,160
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M US L + 0.70%	06/25/36	2,329,144	1,061,010
Alternative Loan Trust, Series 2006-18CB, Class A5(b)	1M US L + 0.35%	07/25/36	2,065,908	898,723
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M US L + 0.35%	07/25/36	17,282,722	7,518,430
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M US L + 0.47%	07/25/36	9,688,271	4,294,801
Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M US L + 0.50%	07/25/36	1,947,955	694,738
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M US L + 0.55%	01/25/37	5,131,529	2,975,959
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M US L + 0.60%	01/25/37	3,105,828	1,398,789
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M US L + 0.65%	01/25/37	3,254,681	1,477,528
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M US L + 0.60%	01/25/47	3,370,893	1,485,486
Alternative Loan Trust, Series 2006-6CB, Class 2A13(b)	1M US L + 0.40%	05/25/36	3,961,240	1,228,267
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M US L + 0.50%	03/25/37	1,710,619	769,226
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M US L + 0.45%	04/25/37	13,470,174	5,831,894
Alternative Loan Trust, Series 2007-17CB, Class 1A6	5.01%	08/25/37	6,972,088	3,316,784
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	5,929,372
Angel Oak Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.03%	01/25/26	1,185,369	761,112
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M US L + 0.25%	04/25/37	695,965	867,528
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M US L + 0.35%	04/25/37	511,916	474,364
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(b)	1M US L + 0.40%	10/25/37	3,986,727	3,006,539
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M US L + 0.24%	10/25/36	342,278	371,324
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M US L + 0.24%	10/25/36	2,735,837	2,968,002
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M US L + 0.20%	03/25/37	6,700,309	6,036,208
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M US L + 0.24%	04/25/37	6,067,386	5,524,553
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M US L + 0.22%	06/25/37	886,039	774,361
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M US L + 0.23%	06/25/37	2,303,120	2,037,622
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,568,047	2,056,749
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	3,720,901	3,290,644
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9	6.00%	03/25/37	3,643,457	2,266,116
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M US L + 0.60%	05/25/37	2,260,730	861,176
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M US L + 0.60%	02/25/37	1,422,273	1,176,267
COLT Mortgage Loan Trust, Series 2022-1, Class B2(b)(c)	4.11%	12/27/66	2,000,000	1,352,125
COLT Mortgage Loan Trust, Series 2022-3, Class B1(b)(c)	4.21%	02/25/67	6,691,547	4,892,286
COLT Mortgage Loan Trust, Series 2022-3, Class B2(b)(c)	4.21%	02/25/67	3,137,906	2,163,941
COLT Mortgage Loan Trust, Series 2022-4, Class B1(b)(c)	4.55%	03/25/67	2,100,000	1,669,218
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1(b)(c)	1M US L + 3.25%	01/25/40	2,067,379	1,990,762
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2(b)(c)	30D US SOFR + 5.50%	12/25/41	3,266,000	2,947,339
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2(b)(c)	30D US SOFR + 6.00%	12/25/41	1,100,000	992,074
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1(b)(c)	30D US SOFR + 4.50%	01/25/27	2,750,000	2,673,371

	Rate	Maturity Date	Principal Amount	Value
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B1(b)(c)	30D US SOFR + 6.25%	03/25/42	$2,472,400	$2,600,859
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1(b)(c)	30D US SOFR + 5.25%	03/25/42	1,494,343	1,514,992
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(b)(c)	4.13%	04/25/66	800,000	486,200
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2(b)(c)	3.96%	02/25/25	1,600,000	1,254,659
Deephaven Residential Mortgage Trust, Series 2021-3, Class B2(b)(c)	4.13%	09/25/25	2,800,000	1,727,149
Deephaven Residential Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.30%	01/25/26	2,628,000	1,668,415
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	02/25/25	3,500,000	2,820,050
Ellington Financial Mortgage Trust 2017-1, Series 2021-1, Class A1(b)(c)	0.80%	02/25/66	3,105,719	2,590,444
Freddie Mac STACR REMIC Trust, Series 2020-DNA2, Class B2(b)(c)	1M US L + 4.80%	02/25/50	3,423,457	2,907,631
Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B2(b)(c)	1M US L + 10.00%	08/25/50	2,622,404	3,044,420
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(c)	30D US SOFR + 5.65%	12/25/50	1,150,000	1,075,442
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B1(b)(c)	30D US SOFR + 3.05%	01/25/34	6,330,000	6,026,440
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class B1(b)(c)	30D US SOFR + 3.40%	10/25/41	7,959,000	7,595,660
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B1(b)(c)	30D US SOFR + 3.40%	01/25/42	3,600,000	3,377,599
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2(b)(c)	30D US SOFR + 7.10%	01/25/42	1,050,000	907,724
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1(b)(c)	30D US SOFR + 3.40%	08/25/33	7,500,000	7,146,873
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2(b)(c)	30D US SOFR + 6.00%	08/25/33	1,688,556	1,482,643
GCAT , Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	5,440,453	4,436,020
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	651,355
Home Partners of America , Series 2021-2, Class G(c)	4.51%	12/17/26	5,823,498	4,854,468
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(b)(c)	4.36%	06/25/56	2,785,000	1,944,271
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M US L + 0.68%	12/25/35	5,261,749	2,942,328
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M US L + 0.75%	12/25/35	1,410,405	705,019
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M US L + 0.60%	01/25/37	1,740,146	983,517
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.31%	05/25/37	3,260,585	2,913,723
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M US L + 0.50%	05/25/37	3,702,897	3,300,676
LHOME Mortgage Trust, Series 2022-RTL1, Class A1(c)	3.97%	02/25/27	17,000,000	15,768,981
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	8.00%	04/25/27	4,413,000	3,978,886
LHOME Mortgage Trust, Series 2020-RTL2, Class M(c)	7.87%	04/25/23	6,250,000	5,910,319
LHOME Mortgage Trust, Series 2021-RTL2, Class M(c)(d)	4.61%	01/25/24	4,750,000	4,016,503
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(d)	5.19%	05/25/25	9,000,000	7,594,288
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(b)	1M US L + 0.37%	10/25/36	925,002	205,068
MFA , Series 2022-RTL1, Class A2(c)(d)	6.41%	03/25/24	13,000,000	11,891,110
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(b)(c)	3.74%	08/26/47	1,866,304	1,377,598
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class B1(b)(c)	3.87%	02/25/26	3,087,000	1,999,289
OBX, Series 2021-NQM2, Class A1(b)(c)	1.10%	05/25/61	6,730,192	5,406,770
Point Securitization Trust, Series 2021-1, Class A2(b)(c)(f)	5.56%	02/25/52	14,000,001	12,539,129
Progress Residential , Series 2021-SFR10, Class G(c)	4.86%	12/17/28	3,996,319	3,390,926

	Rate	Maturity Date	Principal Amount	Value
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	$2,000,000	$1,637,297
RAAC, Series 2007-SP1, Class M3(b)	1M US L + 1.50%	03/25/37	3,218,861	2,665,245
RALI, Series 2005-QS12, Class A8(b)	1M US L + 0.35%	08/25/35	280,772	222,723
RALI, Series 2006-QS2, Class 1A10(b)	1M US L + 0.50%	02/25/36	1,333,762	966,096
RALI, Series 2006-QS8, Class A4(b)	1M US L + 0.45%	08/25/36	1,109,750	799,357
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,822,595
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M US L + 0.40%	01/25/46	10,050,002	3,207,867
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	2,786,550
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,232,000
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	5.68%	03/25/24	6,745,000	5,791,754
Saxon Asset Securities Trust, Series 2005-1, Class M4(b)	1M US L + 1.13%	03/25/35	730,404	464,710
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(b)	1M US L + 0.35%	01/25/37	3,093,845	2,814,475
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M US L + 1.80%	12/25/35	1,969,836	1,670,840
Starwood Mortgage Residential Trust, Series 2021-4, Class B2(b)(c)	4.14%	08/25/56	3,700,000	2,353,080
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M US L + 0.21%	01/25/37	1,589,053	1,726,769
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M US L + 0.19%	02/25/37	5,061,467	5,616,699
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(c)(d)	5.80%	07/25/23	9,500,000	9,146,667
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	1,921,970	1,735,078
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	1,461,429	1,314,508
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,076,991
Verus Securitization Trust, Series 2021-3, Class A1	1.05%	06/25/66	7,509,158	6,381,827
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(b)	1M US L + 0.45%	05/25/35	1,300,132	1,032,274

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $332,702,174)				297,843,316

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENT - COMMON SHARES (21.15%)
First American Government Obligations Fund	4.13%	276,183,452	276,183,452

TOTAL SHORT-TERM INVESTMENT
(Cost $276,183,452)			276,183,452

TOTAL INVESTMENTS (98.16%)
(Cost $1,428,466,524)			$1,281,672,903

Other Assets In Excess Of Liabilities (1.84%)			24,043,175
NET ASSETS (100.00%)			$1,305,716,078

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rate is described below. Interest rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $732,637,747, which represents 56.11% of net assets as of January 31, 2023.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2023.

(e)	The Fund’s interest in this loan are held through a wholly-owned LLC of the Fund.
(f)	Interest only securities.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
FED - Federal Funds Rate

Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2023 was 4.57%
3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%
12M US FED - 12 Month US FED as of January 31, 2023 was 4.33%
1D US SOFR - 1 Day US SOFR as of January 31, 2023 was 4.31%
1M US SOFR - 1 Month US SOFR as of January 31, 2023 was 4.31%
30D US SOFR - 30 Day US SOFR as of January 31, 2023 was 4.46%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Goldman Sachs & Co. LLC	3 M US L	04/22/2028	15,000,000	USD	1.23%	$1,724,243	$1,724,243
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	163,022	163,022
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2024	13,000,000	USD	2.45%	344,391	344,391
Receive	Goldman Sachs & Co. LLC	3 M US L	05/25/2026	20,000,000	USD	0.91%	1,878,546	1,878,546
Receive	Goldman Sachs & Co. LLC	3 M US L	12/17/2023	50,000,000	USD	0.87%	1,791,124	1,791,124
Receive	Goldman Sachs & Co. LLC	3 M US L	08/05/2026	50,000,000	USD	0.73%	5,170,529	5,170,529
Receive	Goldman Sachs & Co. LLC	3 M US L	06/11/2028	36,000,000	USD	1.15%	4,356,156	4,356,156
Receive	Goldman Sachs & Co. LLC	3 M US L	07/07/2027	5,000,000	USD	2.54%	193,211	193,211
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.04%	44,381	44,381
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.82%	54,769	54,769
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	94,316	94,316
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	464,559	464,559
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	73,712	73,712
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/08/2024	2,000,000	USD	2.87%	48,253	48,253
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.10%	42,536	42,536
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.87%	52,457	52,457
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	106,132	106,132
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	120,646	120,646
Receive	Goldman Sachs & Co. LLC	3 M US L	02/11/2024	37,348,000	USD	1.51%	1,316,769	1,316,769
							$18,039,752	$18,039,752

*	The swap contracts with the floating of 3M US L receive interest quarterly and pay interest semiannually, while 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

January 31, 2023

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

On December 23, 2021, the Fund formed a wholly-owned subsidiary (the "Subsidiary"). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of January 31, 2023, the total value of investments held by the Subsidiary is $15,707,368, or approximately 1.20% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2023:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,650,456	$–	$–	$6,650,456
Preferred Stocks	31,506,356	–	–	31,506,356
Asset-Backed Securities	–	205,099,026	–	205,099,026
Bank Loans	–	22,282,932	–	22,282,932
Commercial Mortgage-Backed Securities	–	334,435,851	–	334,435,851
Convertible Corporate Bonds	–	75,310,648	–	75,310,648
Corporate Bonds	–	32,360,866	–	32,360,866
Residential Mortgage-Backed Securities	–	297,843,316	–	297,843,316
Short-Term Investment	276,183,452	–	–	276,183,452
Total	$314,340,264	$967,332,639	$–	$1,281,672,903
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$18,039,752	$–	$18,039,752
Total	$–	$18,039,752	$–	$18,039,752

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.